SCHEDULE OF EARNINGS PER SHARE, BASIC AND DILUTED (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net income (loss) from continuing operations	$ 854	$ (21,184)
Net income (loss) from discontinued operations	$ 4,319	$ (19,461)
Weighted-average common shares outstanding, basic	4,386,829	1,664,502
Weighted-average shares outstanding, dilutive	4,386,829	1,664,502